S000008481 [Member] Investment Strategy - Carillon Eagle Mid Cap Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	During normal market conditions, the Mid Cap Growth Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of mid‑capitalization companies. The fund’s portfolio managers consider mid‑capitalization companies to be those companies that, at the time of initial purchase, have capitalizations greater than $1 billion and equal to or less than the largest company in the Russell Midcap® Growth Index during the most recent 12‑month period (approximately $300.0 billion during the 12‑month period ended December 31, 2025). The fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.
The fund will invest primarily in the equity securities of companies that the portfolio managers believe have the potential for above-average earnings or sales growth, reasonable valuations and acceptable debt levels. Such stocks can typically have high price‑to‑earnings ratios. Equity securities include common and preferred stock, warrants or rights exercisable into common or preferred stock and high-quality convertible securities. Although the portfolio managers generally do not emphasize investment in any particular investment sector or industry, the fund may invest a significant portion of its assets in the securities of companies in the information technology, health care and industrials sectors at any given time. The fund will generally sell when the stock has met the portfolio managers’ target price, the investment is no longer valid, a better investment opportunity has arisen or if the investment reaches a value more than 5% of the fund’s net assets. At times, the fund may hold securities of small-capitalization companies.
The fund may lend its securities to broker-dealers and other financial institutions to earn additional income.